Stockholders’ Equity (Details) - Schedule of option outstanding and option exercisable - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Option Outstanding and Option Exercisable [Abstract]
Option Outstanding, Exercise price	$ 4.01	$ 4.05
Option Outstanding , Number Outstanding	4,391,600	4,408,267
Option Outstanding , Weighted Average Remaining Contractual Life (in years)	4 years 18 days	4 years 3 months 14 days
Option Exercisable, Weighted Average Exercise Price	$ 4.42
Option Exercisable, Number Exercisable	3,756,600	3,061,767
Option Exercisable, Weighted Average Remaining Contractual Life (in years)	4 years 10 days	4 years 25 days